[LETTERHEAD OF CRAVATH, SWAINE & MOORE LLP]

(212) 474-1146

November 8, 2004

Crown Castle International Corp.

Ladies and Gentlemen:

Crown Castle International Corp. (“Crown Castle”) is hereby filing via EDGAR its Tender Offer Statement on Schedule TO relating to the offer by Crown Castle to purchase any and all of its outstanding 4% Convertible Senior Notes due 2010, under the Securities Exchange Act of 1934.

Please contact Eric Schiele at (212) 474-1788, or the undersigned at (212) 474-1146 with any questions or comments you may have regarding this filing.

Very truly yours,

/s/ Stephen L. Burns

Stephen L. Burns

Division of Corporation Finance

    Securities and Exchange Commission

        450 Fifth Street, N.W.

            Washington, D.C. 20549

VIA EDGAR CORRESPONDENCE